INCOME TAXES, Provision for Income Taxes, Intermex Holdings, Inc. and Subsidiaries (Details) - USD ($)		1 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 01, 2017	Jan. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current tax provision [Abstract]
Federal					$ 436,721
Deferred tax provision (benefit) [Abstract]
Federal					(216,951)
State					0
Total tax provision (benefit)			$ 0		$ (436,721)	$ 0
Intermex Holdings, Inc. and Subsidiaries [Member]
Current tax provision [Abstract]
Foreign	$ 164,126
Federal	329
Total Current	164,455
Deferred tax provision (benefit) [Abstract]
Federal	595,682
State	(225,735)
Total deferred	369,947			$ 369,947
Total tax provision (benefit)	$ 534,402			$ 534,402
Intermex Holdings, Inc. and Subsidiaries [Member] | Predecessor [Member]
Current tax provision [Abstract]
Foreign		$ 10,977				184,058	$ 143,954
Federal		1				180,654	76,204
Total Current		10,978				364,712	220,158
Deferred tax provision (benefit) [Abstract]
Federal		(1,791,686)				4,537,301	3,492,740
State		(422,665)				(818,358)	478,745
Total deferred		(2,214,351)				3,718,943	3,971,485
Total tax provision (benefit)		$ (2,203,373)				$ 4,083,655	$ 4,191,643	$ (12,969,232)